Note 12 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Lease Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Opening net book amount		$ 230,167	$ 234,149
Increase due to business combinations		26,046	2,267
Translation differences		7,656	2,690
Additions		58,536	36,957
Cancellations		(17,529)	(4,688)
Repayments	[1]	(51,666)	(43,974)
Interest accrued		4,133	2,766
Ending net book amount		$ 257,343	$ 230,167

[1]	Repayments include capital and interest.